united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

Good Harbor Tactical Core US Fund

Class A Shares: GHUAX	Class C Shares: GHUCX	Class I Shares: GHUIX

Good Harbor Tactical Select Fund

Class A Shares: GHSAX	Class C Shares: GHSCX	Class I Shares: GHSIX

Semi-Annual Report

March 31, 2017

Advised by:

www.ghf-funds.com
1-877-270-2848

Distributed by Northern Lights Distributors, LLC

Member FINRA

GOOD HARBOR TACTICAL CORE US FUND

PORTFOLIO REVIEW (Unaudited)

 March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, as compared to its benchmark:

				Inception** -	Inception*** -
	Six Months	One Year	Three Years	March 31, 2017	March 31, 2017
Good Harbor Tactical Core US Fund - Class A	7.37%	15.92%	(2.66)%	0.44%	N/A
Good Harbor Tactical Core US Fund - Class A with load	1.21%	9.24%	(4.55)%	(0.95)%	N/A
Good Harbor Tactical Core US Fund - Class C	7.03%	15.13%	(3.38)%	N/A	(0.36)%
Good Harbor Tactical Core US Fund - Class I	7.51%	16.25%	(2.40)%	0.70%	N/A
S&P 500 Total Return Index ****	10.12%	17.17%	10.37%	15.03%	14.31%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waiver are 1.79% for Class A shares, 2.54% for Class C shares and 1.54% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is December 31, 2012.

***	Inception date is January 4, 2013.

****	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2017	% of Net Assets
Debt Fund	35.0%
Equity Funds	34.4%
Short-term Investment	19.3%
Other Assets In Excess of Liabilities - Net	11.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

GOOD HARBOR TACTICAL SELECT FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, as compared to its benchmark:

			Inception** -	Inception*** -
	Six Months	One Year	March 31, 2017	March 31, 2017
Good Harbor Tactical Select Fund Class A	6.08%	12.30%	N/A	8.90%
Good Harbor Tactical Select Fund Class A with load	0.03%	5.86%	N/A	4.92%
Good Harbor Tactical Select Fund Class C	5.59%	11.32%	N/A	8.30%
Good Harbor Tactical Select Fund Class I	6.16%	12.49%	1.59%	N/A
S&P 500 Total Return Index ****	10.12%	17.17%	10.62%	14.56%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waiver are 16.67% for Class A shares, 17.42% for Class C shares and 16.42% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is May 16, 2014.

***	Inception date is August 31, 2015.

***	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2017	% of Net Assets
Equity Funds	85.2%
Debt Funds	9.8%
Short-term Investment	4.8%
Liabilities In Excess of Other Assets - Net	0.2%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

GOOD HARBOR TACTICAL CORE US FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 69.4%
	DEBT FUND - 35.0%
307,700	iShares 3-7 Year Treasury Bond ETF	$32,490,043

	EQUITY FUNDS - 34.4%
93,121	iShares Core S&P Mid-Cap ETF	15,944,178
116,570	iShares Russell 2000 ETF	16,026,043
		31,970,221

	TOTAL EXCHANGE TRADED FUNDS (Cost - $59,408,790)	64,460,264

	SHORT TERM INVESTMENT - 19.3%
	MONEY MARKET FUND - 19.3%
17,935,618	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.91% ** (Cost $17,935,618)	17,935,618

	TOTAL INVESTMENTS - 88.7% (Cost $77,344,408) (a)	$82,395,882
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.3%	10,478,733
	NET ASSETS - 100.0%	$92,874,615

ETF- Exchange Traded Fund

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $77,344,408 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,051,474
Unrealized depreciation	—
Net unrealized appreciation	$5,051,474

LONG FUTURES CONTRACTS

Long		Underlying Face Amount
Contracts	Description	at Value ^	Unrealized Gain
199	Russell 2000 Mini Future June 2017	$27,549,560	$158,205
80	S&P Midcap 400 E-Mini Future June 2017	13,745,600	64,000
79	US 10 Year Note Future June 2017	9,840,477	81,465
26	US Long Bond Future June 2017	3,921,944	85,313
	Net Unrealized Gain from Open Long Futures Contracts		$388,983

^	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The counterparty for these open futures contracts is Societe Generale.

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL SELECT FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 95.0%
	DEBT FUNDS - 9.8%
2,885	iShares 7-10 Year Treasury Bond ETF	$304,627
2,896	ProShares Ultra 7-10 Year Treasury	164,840
		469,467
	EQUITY FUNDS - 85.2%
1,196	Consumer Discretionary Select Sector SPDR Fund	105,188
1,882	Consumer Staples Select Sector SPDR Fund	102,720
2,260	Direxion Daily Developed Markets Bull 3X Shares *	126,334
1,493	Energy Select Sector SPDR Fund	104,361
4,317	Financial Select Sector SPDR Fund	102,442
1,385	Health Care Select Sector SPDR Fund	102,989
1,596	Industrial Select Sector SPDR Fund	103,836
343	iShares Core S&P 500 ETF	81,384
961	iShares Core S&P Mid-Cap ETF	164,542
4,158	iShares MSCI Australia ETF	94,012
943	iShares MSCI Brazil Capped ETF	35,325
4,246	iShares MSCI Canada ETF	114,132
687	iShares MSCI China ETF	34,302
5,689	iShares MSCI Emerging Markets ETF	224,090
6,054	iShares MSCI Eurozone ETF	227,933
3,551	iShares MSCI France ETF	94,137
3,273	iShares MSCI Germany ETF	94,099
3,603	iShares MSCI Japan ETF	185,555
691	iShares MSCI Mexico Capped ETF	35,358
2,551	iShares MSCI Pacific ex Japan ETF	114,004
580	iShares MSCI South Africa ETF	32,010
560	iShares MSCI South Korea Capped ETF	34,647
6,430	iShares MSCI Switzerland Capped ETF	205,631
1,039	iShares MSCI Taiwan Capped ETF	34,526
601	iShares Russell 2000 ETF	82,625
1,980	Materials Select Sector SPDR Fund	103,772
77,927	Power Dividend Index Fund	921,098
708	ProShares Ultra MidCap400	71,444
1,035	ProShares Ultra MSCI Emerging Markets *	67,234
311	ProShares Ultra Russell2000	35,961
412	ProShares Ultra S&P500	34,954
1,948	Technology Select Sector SPDR Fund	103,848
2,031	Utilities Select Sector SPDR Fund	104,211
		4,078,704

	TOTAL EXCHANGE TRADED FUNDS (Cost $4,272,704)	4,548,171

	SHORT-TERM INVESTMENTS - 4.8%
	MONEY MARKET FUND - 4.8%
228,465	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.91% ** (Cost $228,465)	228,465

	TOTAL INVESTMENTS - 99.8% (Cost $4,501,169) (a)	$4,776,636
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	9,513
	NET ASSETS - 100.0%	$4,786,149

ETF- Exchange Traded Fund

*	Non income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,504,446 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$273,991
Unrealized depreciation	(1,801)
Net unrealized appreciation	$272,190

See accompanying notes to financial statements.

GOOD HARBOR FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2017

	TACTICAL CORE US	TACTICAL SELECT
	FUND	FUND
ASSETS
Investment securities:
At cost	$77,344,408	$4,501,169
At value	$82,395,882	$4,776,636
Deposit at Broker for futures contracts	11,170,919	—
Variation margin - Due from Broker	57,851	—
Receivable for Fund shares sold	16,781	3,700
Dividends and interest receivable	11,294	129
Prepaid expenses and other assets	50,792	27,579
TOTAL ASSETS	93,703,519	4,808,044

LIABILITIES
Payable for Fund shares redeemed	741,890	180
Investment advisory fees payable	7,875	14,565
Distribution (12b-1) fees payable	39,096	—
Payable to related parties	29,502	6,864
Accrued expenses and other liabilities	10,541	286
TOTAL LIABILITIES	828,904	21,895
NET ASSETS	$92,874,615	$4,786,149

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$333,753,956	$4,510,306
Accumulated net investment income (loss)	(799,618)	8,564
Accumulated net realized loss on security transactions, futures and options contracts	(245,520,180)	(8,188)
Net unrealized appreciation on security transactions and futures	5,440,457	275,467
NET ASSETS	$92,874,615	$4,786,149

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$22,685,728	$1,086,628
Shares of beneficial interest outstanding	2,257,325	106,259
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.05	$10.23
Maximum offering price per share (maximum sales charge of 5.75%)	$10.66	$10.85

Class C Shares :
Net Assets	$41,490,545	$661,279
Shares of beneficial interest outstanding	4,260,800	65,200
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$9.74	$10.14

Class I Shares:
Net Assets	$28,698,342	$3,038,242
Shares of beneficial interest outstanding	2,825,883	295,791
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.16	$10.27

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	Investments in Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first 12 months after their purchase.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2017

	TACTICAL CORE US	TACTICAL SELECT
	FUND	FUND
INVESTMENT INCOME
Dividends	$550,160	$33,937
Interest	39,668	408
TOTAL INVESTMENT INCOME	589,828	34,345

EXPENSES
Investment advisory fees	497,775	18,614
Distribution (12b-1) fees:
Class A	31,189	1,016
Class C	221,896	3,281
Administrative services fees	223,716	9,126
Non 12b-1 shareholder service	86,160	954
TOTAL EXPENSES	1,060,736	32,991

Less: Fees waived by the Advisor	(235,661)	(7,210)

NET EXPENSES	825,075	25,781

NET INVESTMENT INCOME (LOSS)	(235,247)	8,564

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	4,166,566	(4,869)
Futures contracts	4,431,634	—
Net realized gain (loss)	8,598,200	(4,869)
Net change in unrealized appreciation (depreciation) on:
Investments	(604,588)	250,643
Futures contracts	(793,395)	—
Net change in unrealized appreciation (depreciation) on investments	(1,397,983)	250,643

NET REALIZED AND UNREALIZED GAIN	7,200,217	245,774

NET INCREASE IN NET ASSETS	$6,964,970	$254,338

See accompanying notes to financial statements.

GOOD HARBOR FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	TACTICAL CORE US FUND
	Six Months Ended
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
FROM OPERATIONS
Net investment loss	$(235,247)	$(407,795)
Net realized gain (loss) on investments and futures contracts	8,598,200	(3,628,868)
Net change in unrealized appreciation (depreciation) on investments and and futures contracts	(1,397,983)	6,191,703
Net increase in net assets resulting from operations	6,964,970	2,155,040

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	971,087	2,724,932
Class C	234,179	1,166,630
Class I	2,250,018	6,152,360
Redemption fee proceeds:
Class A	144	763
Class C	145	1,291
Class I	208	1,207
Payments for shares redeemed:
Class A	(6,100,382)	(32,231,290)
Class C	(8,513,423)	(41,061,099)
Class I	(7,452,551)	(58,195,920)
Net decrease in net assets from shares of beneficial interest	(18,610,575)	(121,441,126)

TOTAL DECREASE IN NET ASSETS	(11,645,605)	(119,286,086)

NET ASSETS
Beginning of Period	104,520,220	223,806,306
End of Period*	$92,874,615	$104,520,220
* Includes accumulated net investment loss of:	$(799,618)	$(564,371)

SHARE ACTIVITY
Class A:
Shares Sold	98,436	312,681
Shares Redeemed	(624,213)	(3,659,650)
Net decrease in shares of beneficial interest outstanding	(525,777)	(3,346,969)

Class C:
Shares Sold	24,932	136,444
Shares Redeemed	(902,411)	(4,777,935)
Net decrease in shares of beneficial interest outstanding	(877,479)	(4,641,491)

Class I:
Shares Sold	227,208	689,250
Shares Redeemed	(756,887)	(6,574,350)
Net decrease in shares of beneficial interest outstanding	(529,679)	(5,885,100)

See accompanying notes to financial statements.

GOOD HARBOR FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	TACTICAL SELECT FUND
	Six Months Ended
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
FROM OPERATIONS
Net investment income (loss)	$8,564	$(851)
Net realized gain (loss) on investments	(4,869)	49,227
Net change in unrealized appreciation on investments	250,643	23,698
Net increase in net assets resulting from operations	254,338	72,074

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(9,321)	—
Class C	(7,296)	—
Class I	(24,814)	—
From net investment income:
Class I	—	(247)
Net decrease in net assets resulting from distributions to shareholders	(41,431)	(247)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (a)	483,324	587,515
Class C (a)	3,484	617,765
Class I	1,772,363	1,252,008
Net asset value of shares issued in reinvestment of distributions:
Class A	8,892	—
Class C	7,296	—
Class I	22,885	227
Redemption fee proceeds:
Class I	43	—
Payments for shares redeemed:
Class A	(20,433)	(32,137)
Class C	(34,755)	—
Class I	(196,280)	(84,395)
Net increase in net assets from shares of beneficial interest	2,046,819	2,340,983

TOTAL INCREASE IN NET ASSETS	2,259,726	2,412,810

NET ASSETS
Beginning of Period	2,526,423	113,613
End of Period*	$4,786,149	$2,526,423
* Includes accumulated net investment income (loss) of:	$8,564	$—

SHARE ACTIVITY
Class A: (a)
Shares Sold	48,951	62,020
Shares Reinvested	910	—
Shares Redeemed	(2,078)	(3,545)
Net increase in shares of beneficial interest outstanding	47,783	58,475

Class C: (a)
Shares Sold	362	67,582
Shares Reinvested	751	—
Shares Redeemed	(3,496)	—
Net increase (decrease) in shares of beneficial interest outstanding	(2,383)	67,582

Class I:
Shares Sold	180,047	129,731
Shares Reinvested	2,335	26
Shares Redeemed	(19,483)	(9,306)
Net increase in shares of beneficial interest outstanding	162,899	120,451

(a)	The Good Harbor Tactical Select Fund Class A and Class C commenced operations on August 31, 2015.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND
	Class A
	Six Months
	Ended		Year Ended		Year Ended		Year Ended		Period Ended
	March 31, 2017		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2016		2015		2014		2013 (1)
Net asset value, beginning of period	$9.36		$8.95		$9.66		$11.10		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.00	) (3)	(0.06)		(0.00	) (3)	(0.04)
Net realized and unrealized gain (loss) on investments	0.70		0.41		(0.65)		(1.28)		1.14
Total from investment operations	0.69		0.41		(0.71)		(1.28)		1.10
Paid in capital from redemption fees (3)	0.00		0.00		0.00		0.00		0.00
Less distributions from:
Net return of capital	—		—		(0.00	) (3)	—		—
Net realized gains	—		—		(0.00	) (3)	(0.16)		—
Total distributions	—		—		(0.00	) (3)	(0.16)		—
Net asset value, end of period	$10.05		$9.36		$8.95		$9.66		$11.10
Total return (4)	7.37	% (5)	4.58%		(7.32)%		(11.79)%		11.00	% (5)
Net assets, at end of period (000s)	$22,686		$26,049		$54,840		$219,801		$168,848

Ratio of gross expenses to average net assets before reimbursement or recapture (6,8)	1.88	% (7)	1.66%		1.41%		1.35%		1.49	% (7)
Ratio of net expenses to average net assets after reimbursement or recapture (8)	1.40	% (7)	1.40%		1.40%		1.36%		1.40	% (7)
Ratio of net investment income (loss) to average net assets (8,9)	(0.21	)% (7)	(0.05)%		(0.61)%		(0.04)%		(0.47	)% (7)
Portfolio Turnover Rate	217	% (5)	412%		784%		773%		375	% (5)

(1)	The Good Harbor Tactical Core US Fund Class A shares commenced operations on December 31, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND
	Class C
	Six Months
	Ended		Year Ended	Year Ended		Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,		September 30,	September 30,
	(Unaudited)		2016	2015		2014	2013 (1)
Net asset value, beginning of period	$9.10		$8.77	$9.54		$11.04	$10.03
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.07)	(0.12)		(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	0.68		0.40	(0.65)		(1.27)	1.10
Total from investment operations	0.64		0.33	(0.77)		(1.34)	1.01
Paid in capital from redemption fees (3)	0.00		0.00	0.00		0.00	0.00
Less distributions from:
Net return of capital	—		—	(0.00	) (3)	—	—
Net realized gains	—		—	(0.00	) (3)	(0.16)	—
Total distributions	—		—	(0.00	) (3)	(0.16)
Net asset value, end of period	$9.74		$9.10	$8.77		$9.54	$11.04
Total return (4)	7.03	% (5)	3.76%	(8.05)%		(12.40)%	10.07	% (5)
Net assets, at end of period (000s)	$41,491		$46,774	$85,736		$266,428	$75,119
Ratio of gross expenses to average net assets before reimbursement or recapture (6,8)	2.63	% (7)	2.41%	2.16%		2.10%	2.27	% (7)
Ratio of net expenses to average net assets after reimbursement or recapture (8)	2.15	% (7)	2.15%	2.15%		2.11%	2.15	% (7)
Ratio of net investment loss to average net assets (8,9)	(0.96	)% (7)	(0.81)%	(1.35)%		(0.70)%	(1.15	)% (7)
Portfolio Turnover Rate	217	% (5)	412%	784%		773%	375	% (5)

(1)	The Good Harbor Tactical Core US Fund Class C shares commenced operations on January 4, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND
	Class I
	Six Months
	Ended		Year Ended		Year Ended		Year Ended	Period Ended
	March 31, 2017		September 30,		September 30,		September 30,	September 30,
	(Unaudited)		2016		2015		2014	2013 (1)
Net asset value, beginning of period	$9.45		$9.01		$9.71		$11.12	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.00	(3)	0.02		(0.03)		0.02	(0.02)
Net realized and unrealized gain (loss) on investments	0.71		0.42	(10)	(0.67)		(1.27)	1.14
Total from investment operations	0.71		0.44		(0.70)		(1.25)	1.12
Paid in capital from redemption fees (3)	0.00		0.00		0.00		0.00	0.00
Less distributions from:
Net return of capital	—		—		(0.00	) (3)	—	—
Net realized gains	—		—		(0.00	) (3)	(0.16)	—
Total distributions	—		—		(0.00	) (3)	(0.16)	—
Net asset value, end of period	$10.16		$9.45		$9.01		$9.71	$11.12
Total return (4)	7.51	% (5)	4.88%		(7.09)%		(11.58)%	11.20	% (5)
Net assets, at end of period (000s)	$28,698		$31,698		$83,230		$462,391	$305,898
Ratio of gross expenses to average net assets before reimbursement or recapture (6,8)	1.63	% (7)	1.41%		1.16%		1.10%	1.23	% (7)
Ratio of net expenses to average net assets after reimbursement or recapture (8)	1.15	% (7)	1.15%		1.15%		1.11%	1.15	% (7)
Ratio of net investment income (loss) to average net assets (8,9)	0.03	% (7)	0.19%		(0.37)%		0.22%	(0.28	)% (7)

Portfolio Turnover Rate	217	% (5)	412%		784%		773%	375	% (5)

(1)	The Good Harbor Tactical Core US Fund Class I shares commenced operations on December 31, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL SELECT FUND
	CLASS A
	Six Months
	Ended		Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,
	(Unaudited)		2016	2015 (1)
Net asset value, beginning of period	$9.75		$9.13	$9.06
Activity from investment operations:
Net investment income (2)	0.03		0.02	—
Net realized and unrealized gain (loss) on investments	0.56		0.62 (9)	0.07
Total from investment operations	0.59		0.64	0.07
Less distributions from:
Net investment income	—		(0.02)	—
Net realized gains	(0.11)		—	—
Total distributions	(0.11)		(0.02)	—
Net asset value, end of period	$10.23		$9.75	$9.13
Total return (3)	6.08	% (4)	7.05%	0.77	% (4)
Net assets, at end of period	$1,086,628		$570,258	$9
Ratio of gross expenses to average net assets (5,7)	1.74	% (6)	16.28%	48.96	% (6)
Ratio of net expenses to average net assets (7)	1.40	% (6)	1.40%	1.40	% (6)
Ratio of net investment income to average net assets (7,8)	0.50	% (6)	0.27%	0.00	% (6)
Portfolio Turnover Rate	191	% (4)	533%	785	% (4)

(1)	The Good Harbor Tactical Select Fund Class A commenced operations on August 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL SELECT FUND
	CLASS C
	Six Months
	Ended		Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,
	(Unaudited)		2016	2015 (1)
Net asset value, beginning of period	$9.71		$9.13	$9.06
Activity from investment operations:
Net investment income (2)	(0.02)		(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	0.56		0.67	0.08
Total from investment operations	0.54		0.60	0.07
Less distributions from:
Net investment income	—		(0.02)	—
Net realized gains	(0.11)		—	—
Total distributions	(0.11)		(0.02)	—
Net asset value, end of period	$10.14		$9.71	$9.13
Total return (3)	5.59	% (4)	6.61%	0.77	% (4)
Net assets, at end of period	$661,279		$656,153	$9
Ratio of gross expenses to average net assets (5,7)	2.49	% (6)	17.03%	49.71	% (6)
Ratio of net expenses to average net assets (7)	2.15	% (6)	2.15%	2.15	% (6)
Ratio of net investment income to average net assets (7,8)	(0.44	)% (6)	(0.70)%	(1.24	)% (6)
Portfolio Turnover Rate	191	% (4)	533%	785	% (4)

(1)	The Good Harbor Tactical Select Fund Class C commenced operations on August 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL SELECT FUND
	CLASS I
	Six Months
	Ended		Year Ended	Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,	September 30,
	(Unaudited)		2016	2015	2014 (1)
Net asset value, beginning of period	$9.78		$9.13	$9.51	$10.00

Activity from investment operations:
Net investment income (2)	0.04		0.04	0.01	0.05
Net realized and unrealized gain (loss) on investments	0.56		0.63 (9)	(0.34)	(0.54)
Total from investment operations	0.60		0.67	(0.33)	(0.49)
Less distributions from:
Net investment income	—		(0.02)	(0.05)	—
Net realized gains	(0.11)		—	—	—
Total distributions	(0.11)		(0.02)	(0.05)	—

Net asset value, end of period	$10.27		$9.78	$9.13	$9.51

Total return (3)	6.16	% (4)	7.38%	(3.48)%	(4.90	)% (4)

Net assets, at end of period	$3,038,242		$1,300,012	$113,595	$99

Ratio of gross expenses to average
net assets (5,7)	1.49	% (6)	16.03%	48.71%	60.60	% (6)
Ratio of net expenses to average
net assets (7)	1.15	% (6)	1.15%	1.15%	1.15	% (6)
Ratio of net investment income
to average net assets (7,8)	0.71	% (6)	0.46%	0.08%	1.38	% (6)

Portfolio Turnover Rate	191	% (4)	533%	785%	268	% (4)

(1)	The Good Harbor Tactical Select Fund Class I commenced operations on May 16, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2017

1.	ORGANIZATION

The Good Harbor Tactical Core US Fund (“Tactical Core US Fund”), formerly known as Good Harbor U.S. Tactical Core Fund and the Good Harbor Tactical Select Fund (“Tactical Select Fund”), formerly known as Good Harbor Tactical Core US II Fund, are both non-diversified series of shares, (each a “Fund,” and together the “Funds”), all of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Tactical Core US Fund and the Tactical Select Fund is total return from capital appreciation and income.

Effective September 20, 2016, the Good Harbor Tactical Core US II Fund changed its name to the Good Harbor Tactical Select Fund. Using a combination of tactical asset allocation strategies, the Tactical Select Fund’s investment adviser, Good Harbor Financial, LLC (the “Adviser”), seeks to achieve the Tactical Select Fund’s investment objective by investing in U.S. and non-U.S. equity markets during sustained rallies and investing defensively in U.S. Treasury bonds during weak equity market conditions.

The Tactical Select Fund currently offer three classes of shares: Class A, Class I and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I and Class C shares are offered at net asset value. Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges, sales charges, and minimum investment amounts. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Tactical Core US Fund Class A shares and Class I shares commenced operations on December 31, 2012 and Class C shares commenced operations on January 4, 2013. The Tactical Select Fund Class I commenced operations on May 16, 2014 and Class A and Class C commenced operations on August 31, 2015.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Futures Contracts – The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statements of assets and liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

As of March 31, 2017, the Tactical Core US Fund held futures subject to interest rate risk and equity risk in the amount of $388,983. This amount represents the unrealized appreciation on futures held as of March 31, 2017.

The derivative instruments outstanding as of March 31, 2017 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Tactical Core US Fund.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Funds’ investments measured at fair value:

GOOD HARBOR TACTICAL CORE US FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Debt Fund	$32,490,043	$—	$—	$32,490,043
Equity Funds	31,970,221	—	—	$31,970,221
Short - Term Investment	17,935,618	—	—	$17,935,618
Total	$82,395,882	$—	$—	$82,395,882
Derivatives
Long Futures Contracts**	$388,983	—	—	$388,983

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

GOOD HARBOR TACTICAL SELECT FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Debt Funds	$469,467	$—	$—	$469,467
Equity Funds	4,078,704	—	—	4,078,704
Short - Term Investment	228,465	—	—	228,465
Total	$4,776,636	$—	$—	$4,776,636

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day variation margin is reported within the Statements of Assets and Liabilities.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of a fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Tactical Core US Fund’s Statements of Assets and Liabilities as of March 31, 2017:

Tactical Core US Fund

	Asset Derivatives

Contract Type/Primary
Risk Exposure	Balance Sheet Location	Fair Value
Equity & Interest Rate	Variation margin - Due from
Contracts	Broker	$57,851

The following is a summary of the location of derivative investments on the Tactical Core US Fund’s Statements of Operations as of March 31, 2017:

Tactical Core US Fund

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate Futures	Net realized gain on futures contracts;
Contracts	Net change in unrealized depreciation on futures
contracts

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

The following is a summary of the Funds’ realized gain (loss) and unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2017:

Realized gain/(loss) on derivatives recognized in the Statements of Operations

			Total for the
			six months ended
Derivative Investment Type	Equity Risk	Interest Rate Risk	March 31, 2017
Tactical Core US Fund
Futures	$4,878,998	$(447,364)	$4,431,634

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations

			Total for the
			six months ended
Derivative Investment Type	Equity Risk	Interest Rate Risk	March 31, 2017
Tactical Core US Fund
Futures	$(928,610)	$135,215	$(793,395)

Offsetting of Financial Assets and Derivative Assets

The Tactical Core US Fund’s policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. During the six months ended March 31, 2017, the Tactical Core US Fund was not subject to any master netting arrangements. The following tables show additional information regarding the offsetting of assets and liabilities at March 31, 2017 for the Tactical Core US Fund.

Tactical Core US Fund

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts	Statements of	in the Statements
	of Recognized	Assets &	of Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged *	Net Amount
Futures Contracts	$57,851	$—	$57,851	$—	$—	$57,851
Total	$57,851	$—	$57,851	$—	$—	$57,851

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
Tactical Core US Fund	Annually	Annually
Tactical Select Fund	Annually	Annually

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2015 to September 30, 2016, or expected to be taken in the Fund’s September 30, 2017 year end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT/TRANSACTIONS WITH RELATED PARTIES

Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of each Fund’s investment portfolio.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets. During the six months ended March 31, 2017, the Advisor earned the following fees:

Fund	Advisory Fee
Tactical Core US Fund	$497,775
Tactical Select Fund	18,614

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2018 for the Tactical Core US Fund and the Tactical Select Fund, to waive a portion of its advisory fee and to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.40%, 2.15% and 1.15% of the daily average net assets attributable to the Funds’ Class A, Class C and Class I shares, respectively. During the six months ended March 31, 2017, the Advisor waived fees and reimbursed expenses in the amounts of:

Fees waived/reimbursed by
Fund	the Advisor
Tactical Core US Fund	$235,661
Tactical Select Fund	7,210

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ operating expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.40%, 2.15% and 1.15% of average daily net assets, the Advisor shall be entitled to reimbursement by each Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed 1.40%, 2.15% and 1.15% of average daily net assets for Class A, Class C and Class I shares, respectively. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.40%, 2.15% and 1.15% per annum of the Funds’ average daily net assets, respectively, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through September 30 of the year indicated.

Fund	2017	2018	2019
Tactical Core US Fund	$—	$13,584	$379,283
Tactical Select Fund	22,404	40,869	69,915

The Trust, with respect to each Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for each of the Class A and Class C shares (the “Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable to each Fund’s Class A and Class C shares, respectively. Pursuant to the Plans, each Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. Pursuant to the Plans, the table below shows the fees incurred during the six months ended March 31, 2017:

Fund	Distribution (12b-1) fee
Tactical Core US Fund
Class A	$31,189
Class C	221,896
Tactical Select Fund
Class A	1,016
Class C	3,281

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months ended March 31, 2017.

	Underwriting	Amount
Fund	Commissions	Retained
Tactical Core US Fund
Class A	$291	$419
Tactical Select Fund
Class A	—	—

Class C shares of the Tactical Core US Fund are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first twelve months after their purchase. The table below shows the amount of CDSC paid by shareholders of the Funds during the six months ended March 31, 2017.

Fund	CDSC Paid
Tactical Core US Fund	$359

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC. (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Funds. In accordance with this agreement, GFS pays for all other operating expenses for the Funds, except for the Tactical Select Fund, including but not limited to legal fees, audit fees, compliance services and custody fees. As of March 31, 2017, the amounts owed to GFS were $6,864 for the Tactical Select Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2017 were as followed:

Fund	Purchases	Sales
Tactical US Core Fund	$153,051,812	$168,400,826
Tactical Select Fund	8,696,856	6,761,804

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to each Fund. For the year ended March 31, 2017 the redemption fees paid are as follows:

Fund	Redemption Fee
Tactical Core US Fund
Class A	$144
Class C	145
Class I	208
Tactical Select Fund
Class I	43

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Tactical Core US Fund currently seeks to achieve its investment objective by investing a portion of its assets in iShares 3-7 Year Treasury Bond ETF (a “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR’s available at “www.sec.gov”. As of March 31, 2017, the percentage of the Tactical Core US Fund’s net assets invested in the iShares 3-7 Year Treasury Bond ETF was 34.98%.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2017 the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the applicable Fund.

Fund	Shareholder	Percentage of Voting Securities as
Tactical Core US Fund	Wells Fargo Clearing Services, LLC	36.4%
Tactical Select Fund	LPL Financial	40.5%

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2016 and September 30, 2015 was as follows:

For the year ended September 30, 2016:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Core U.S. Fund	$—	$—	$—	$—
Tactical Select Fund	247	—	—	247

For the period ended September 30, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Core U.S. Fund	$—	$161,810	$6,416	$168,226
Tactical Select Fund	521	—	—	521

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

As of September 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Tactical Core U.S. Fund	$—	$—	$(3,382,285)	$(250,118,088)	$—	$5,656,062	$(247,844,311)

Tactical Select Fund	41,388	—	—	—	—	21,547	62,935

The difference between book basis and tax basis unrealized appreciation/depreciation, accumulated net investment income/loss and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market treatment of futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such late year losses as follows.

Late Year
Losses
Tactical Core U.S. Fund	$564,371
Tactical Select Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Tactical Core U.S. Fund	$2,817,914
Tactical Select Fund	—

At September 30, 2016, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Tactical Core U.S. Fund	$187,110,251	$63,007,837	$250,118,088
Tactical Select Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of C-Corporation return of capital distributions, and the reclass of net operating losses, resulted in reclassifications for the following Funds for the year ended September 30, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term Capital
	Capital	Income (Loss)	Gains (Loss)
Tactical Core U.S. Fund	$(2,270,659)	$2,270,659	$—
Tactical Select Fund	—	985	(985)

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

9.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOOD HARBOR FUNDS

ADDITIONAL INFORMATION (Unaudited)

March 31, 2017

Renewal of Advisory Agreement – Good Harbor Tactical Core US Fund, Good Harbor Tactical Select Fund*

In connection with a meeting held on February 16th and 17th, 2017, the Board of Trustees (the “Board” ) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Good Harbor Financial, LLC (the “Adviser”) and the Trust, with respect to the Good Harbor Tactical Core US Fund (“Good Harbor US”) and Good Harbor Tactical Select Fund (“Good Harbor Select,” and collectively, the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to Good Harbor US and Good Harbor Select and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Quality and Extent of Services.

The Board reviewed Adviser’s history and the experience of the investment personnel. The Board noted that the Adviser was founded in 2003 and presently advised seven funds in the Trust. The Board remarked on the extensive investment industry experience of the Advisers investment personnel and their excellent educational resumes. The Board reviewed the Adviser’s investment processes, which primarily utilized tactical asset allocation models. The Board acknowledged that the Adviser’s strategy was challenged by the unique 2016 market. The Board observed that the Adviser utilized proprietary tactical allocation models, developed by a team of quantitative experts that were periodically reevaluated and adjusted to ensure quality investment management to the funds. The Board noted that the Adviser also provided portfolio management, marketing and sales, client services and trading services to the Funds. The Board expressed satisfaction with the Adviser’s comprehensive risk management plan that established risk and volatility guidelines for each of the Funds. The Trustees reviewed the Adviser’s best execution practices and found that the Adviser evaluated broker-dealers monthly to assess relevant costs and quality of service factors. The Board noted that the Adviser reported no material compliance or litigation issues since the Advisory Agreement was last approved. The Trustees concluded that the Adviser’s seasoned investment team would continue to provide high quality service to the Funds and its shareholders.

Performance.

Good Harbor US – The Board reviewed performance data for Good Harbor US, noting that over the one-year period, Good Harbor US gained 13.51%, outperforming its peer group, the Morningstar Tactical Allocation category and its benchmark, the S&P 500 Index. The Board highlighted that Good Harbor US had ranked in the top quartile within its peer group and Morningstar category. In the three-year and since-inception periods, the Board noted that Good Harbor US had significantly underperformed against its peer group, Morningstar category and benchmark largely due to a difficult year in 2014 when volatility in the small cap environment was a challenge for its strategy. The Board expressed disappointment with the long-term performance of Good Harbor US. However, the Board agreed that the one-year period results were indicative of the strategy’s ability to perform. The Board concluded that the Adviser should be given the opportunity to provide continued positive results.

Good Harbor Select – The Board reviewed performance data for Good Harbor Select, noting that over the one-year, Good Harbor Select returned 8.98%, ranking first in its peer group. However, the Board noted that since inception in May 2014, Good Harbor Select significantly underperformed against its benchmark, the S&P 500, and Morningstar Tactical Allocation category. The Board added that the Adviser changed Good Harbor Select’s strategy in September 2016 to include multiple tactical strategies and some international equity exposure to increase diversification. The Board highlighted the more recent successes of Good Harbor Select as an indicator that the new strategy may continue to yield positive results going forward. The Board concluded that the Adviser should be given the opportunity to work through a full market cycle and fully assess the efficacy of its recent strategy modifications.

GOOD HARBOR FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

March 31, 2017

Fees and Expenses.

Good Harbor US – The Board noted that the Adviser’s advisory fee of 1.00% was greater than the median fees of its peer group and Morningstar category. The Board noted that the Adviser was not waiving any fees. The Board further noted that its expense ratio of 1.15% was equal to its peer group median but greater than the median of its Morningstar category. The Board considered the Adviser’s explanation that Good Harbor US required active management. While the Board noted that this explanation alone was insufficient, after considering all factors, the Board concluded that the advisory fee was not unreasonable.

Good Harbor Select – The Board noted that the Adviser’s advisory fee of 1.00% was greater than the medians of both its peer group and Morningstar category. The Board noted that the net expense ratio for Good Harbor Select was also greater than the Morningstar category median, although the net expense ratio equaled Good Harbor Select’s peer group median. The Board acknowledge that the Adviser pointed again to its portfolio management, which required careful research and selection of holdings along with the management of its underlying tactical strategies. The Board also considered the Adviser’s explanation that many of the funds in its peer group were heavily invested in fixed income, which tend to have lower expense ratios than those of actively-managed equity funds like Good Harbor Select. On the balance of all relevant factors, the Board concluded that the advisory fee was not unreasonable.

Economies of Scale.

The Board discussed the size of each of the Funds and their prospects for growth and noted the Adviser anticipated very modest growth in assets. The Board concluded that none of the Funds had yet achieved meaningful economies justifying breakpoints. However, the representatives from agreed that, as each of the Funds grows and the Adviser achieves economies of scale, the Adviser would be willing to discuss the implementation of breakpoints on a per fund basis at that time. The Board agreed to monitor and address the issue at the appropriate time.

Profitability.

The Board reviewed a profitability analysis in connection with the Adviser’s advisory relationship with each of the Funds, noting that the Adviser waived fees and experienced losses with respect to the management of each of the Funds. The Board concluded that it was satisfied that the Adviser’s profitability level associated with its relationship with each of the Funds was not excessive.

Conclusion.

Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee paid for each of the Funds was not unreasonable and that renewal of the Advisory Agreement was in the best interests each of the Funds and their shareholders. The Board noted that the Adviser had demonstrated with the back-tested data presented at the meeting that the Adviser could be a successful replacement for FDO. Given the data presented, as well as the Trust’s past experience with the Adviser, the Board concluded that Adviser had demonstrated that it had the capability, knowledge and quantitative models to provide benefit to the Funds and their shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of each of the Funds.

GOOD HARBOR FUNDS

EXPENSE EXAMPLES (Unaudited)

March 31, 2017

As a shareholder of a Good Harbor Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Good Harbor Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for a period of time beginning October 1, 2016 through March 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
Actual	10/1/16	3/31/17	10/1/16 – 3/31/17 *	Expense Ratio
Good Harbor Tactical Core US Fund
Class A	$1,000.00	$1,073.70	$7.24	1.40%
Class C	$1,000.00	$1,070.30	$11.10	2.15%
Class I	$1,000.00	$1,075.10	$5.95	1.15%
Good Harbor Tactical Select Fund
Class A	$1,000.00	$1,060.80	$7.21	1.40%
Class C	$1,000.00	$1,055.90	$11.02	2.15%
Class I	$1,000.00	$1,061.60	$5.93	1.15%

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	10/1/16	3/31/17	10/1/16 – 3/31/17 *	Expense Ratio
Good Harbor Tactical Core US Fund
Class A	$1,000.00	$1,017.95	$7.04	1.40%
Class C	$1,000.00	$1,014.21	$10.79	2.15%
Class I	$1,000.00	$1,019.20	$5.79	1.15%
Good Harbor Tactical Select Fund
Class A	$1,000.00	$1,018.04	$7.10	1.40%
Class C	$1,000.00	$1,014.21	$10.80	2.15%
Class I	$1,000.00	$1,019.18	$5.80	1.15%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, or will file other complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available, or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR
Good Harbor Financial, LLC
155 N. Wacker Drive, Suite 850
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/5/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/5/17

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/5/17